INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD - Reconciliation of summarized financial information (Details) - GBP (£) £ in Thousands		12 Months Ended
	Feb. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Net assets at acquisition		£ 32,643
Profit (Loss) for the period		30,765	£ 1,442
Other comprehensive income		6,575	265
Foreign exchange differences		(410)	265
Closing net assets		287,699	32,643
Goodwill		80
Associates [member]
Disclosure of associates [line items]
Net assets at acquisition		34,228
Profit (Loss) for the period		(4,867)
Other comprehensive income		26,691
Closing net assets		56,052	£ 34,228
Interest in associates (24.65%; 0%)		13,817
Carrying value		£ 13,817
% of ownership interest	24.65%	24.65%	0.00%